Note 05 - Net Interest Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and similar income:
Interest income on cash and central bank balances	[1]	€ 321	€ 1,762	€ 1,860
Interest income on interbank balances (w/o central banks)	[1]	325	293	223
Central bank funds sold and securities purchased under resale agreements	[1]	318	340	221
Loans	[1]	11,586	13,760	12,992
Other	[1]	913	844	475
Total Interest and similar income from assets measured at amortized cost	[1]	13,463	16,999	15,771
Interest income from assets at fair value through other comprehensive income	[1]	635	1,023	1,014
Total Interest and similar income calculated using the effective interest method		14,097	18,022	16,785
Financial assets at fair value through profit or loss	[1]	3,856	7,186	7,933
Total interest and similar income	[1],[2]	17,954	25,208	24,718
Interest expense:
Interest-bearing deposits	[1],[3]	2,065	3,643	3,122
Central bank funds purchased and securities sold under repurchase agreements	[1],[3]	169	367	379
Other short-term borrowings	[1],[3]	62	163	139
Long-term debt	[1],[3]	1,612	2,002	1,981
Trust preferred securities	[1],[3]	42	187	234
Other	[1],[3]	807	1,667	1,679
Total Interest expense measured at amortized cost	[1],[3]	4,758	8,030	7,534
Financial liabilities at fair value through profit or loss		1,648	3,429	3,868
Total interest expense	[1],[3]	6,405	11,458	11,402
Net interest income	[4]	€ 11,548	€ 13,749	€ 13,316

[1]	Prior period comparatives for gross interest income and gross interest expense have been restated. The restatements did not affect net interest income. EUR 59million and EUR75million for year ended December 31, 2019 and December 31, 2018 were restated.
[2]	Interest and similar income included EUR14.1billion, EUR18.0billion and EUR 16.8 billion for the year ended December31, 2020, 2019 and 2018, respectively, calculated based on effective interest method.
[3]	EUR 124million was reclassified from trading Income to interest expense for year ended December 31, 2018.
[4]	EUR 124million was reclassified from trading income to net interest income for year ended December 31, 2018.